Equity Based Compensation (Narrative) (Detail)	9 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) Item shares	Mar. 31, 2019 USD ($)	Mar. 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other liabilities | $	$ 1,312,000
Compensation expense | $		$ 9,807
Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance	25,000,000
Omnibus Incentive Plan [Member] | Joint Venture [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $	$ 12,257,000
Unrecognized compensation expense | $	$ 78,788,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted in period			316,000
Restricted Stock Units (RSUs) [Member] | Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted in period	4,436,758
Restricted Stock Units (RSUs) [Member] | Omnibus Incentive Plan [Member] | Graded Vesting Schedule [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Restricted Stock Units (RSUs) [Member] | Omnibus Incentive Plan [Member] | Share-based Payment Arrangement, Tranche One [Member] | Cliff Vesting Schedule [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Restricted Stock Units (RSUs) [Member] | Omnibus Incentive Plan [Member] | Share-based Payment Arrangement, Tranche Two [Member] | Cliff Vesting Schedule [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Performance Stock Units PSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted in period	1,079,621
Performance Stock Units PSU [Member] | Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of tranches | Item	2
Performance Stock Units PSU [Member] | Omnibus Incentive Plan [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of tranches based on Joint Venture compound annual revenue growth rate | Item	1
Period of calculation for compound annual revenue growth rate	3 years
Performance Stock Units PSU [Member] | Omnibus Incentive Plan [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of tranches based on Joint Venture compound annual adjusted EBITDA growth rate | Item	1
Period of calculation for compound annual adjusted EBITDA growth rate	3 years
Cash Settled Restricted Stock Units CSRSU [Member] | Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Granted in period	597,006
Other liabilities | $	$ 1,312,000
Deferred Stock Units DSU [Member] | Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Granted in period	45,704
Vesting percentage	100.00%
Minimum [Member] | Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Maximum [Member] | Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years